SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of credit losses on costs and estimated earnings (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jul. 01, 2020
Accounts Receivable Allowance For Credit Loss [Line Items]
Balance at the beginning of year	$ 41,618	$ 47,162	$ 49,094
Adoption of ASU 2016-13				$ 744,022
Translation adjustments	7,749	178	4,318
Balance at the end of year	66,839	41,618	$ 47,162
Costs And Estimated Earnings In Excess Of Billings [Member]
Accounts Receivable Allowance For Credit Loss [Line Items]
Balance at the beginning of year	6,150
Provision for expected credit losses, net of recoveries	1,758
Translation adjustments	816
Balance at the end of year	11,835	$ 6,150
Costs And Estimated Earnings In Excess Of Billings [Member] | Accounting Standards Update 2016-13 [Member]
Accounts Receivable Allowance For Credit Loss [Line Items]
Adoption of ASU 2016-13	$ 3,111